Contingencies - Additional Information (Detail) - USD ($) $ in Millions	Mar. 28, 2020	Mar. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Guaranteed amount of private label credit card sales	$ 3.4	$ 5.8
Reserve associated with guaranteed credit card sales	$ 0.1	$ 0.1